Segment reporting	12 Months Ended
Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory
Note 3a

Segment reporting
UBS’s businesses are

organized globally into

five business divisions:

Global Wealth

Management, Personal

& Corporate
Banking, Asset

Management, the

Investment Bank,

and Non-core

and Legacy.

All five

business divisions are

supported
by Group

Items and qualify

as reportable

segments for

the purpose

of segment reporting.

Together

with Group

Items,
the five business divisions reflect the management structure of the Group.
–
Global Wealth

Management

provides financial

services, advice

and solutions

to private

wealth clients.

Its offering
ranges from investment

management to estate

planning and corporate

finance advice, in

addition to specific

wealth
management and banking products and services.

–
Personal

&

Corporate

Banking

serves

its

private,

corporate,

and

institutional

clients’

needs,

from

banking

to
retirement, financing,

investments and

strategic transactions,

in Switzerland,

through its

branch network

and digital
channels.
–
Asset Management

is a global, large-scale

and diversified asset manager.

It offers investment capabilities

and styles
across

all

major

traditional

and

alternative

asset

classes,

as

well

as

advisory

support

to

institutions,

wholesale
intermediaries and wealth management clients.

– The Investment Bank

provides a range of

services to institutional,

corporate and wealth management

clients globally,
to

help

them

raise

capital,

grow

their

businesses,

invest

and

manage

risks.

Its

offering

includes

research,

advisory
services, facilitating clients raising debt

and equity from the public

and private markets and capital

markets, cash and
derivatives trading across equities and fixed income, and

financing.

–
Non-core and

Legacy

includes positions

and businesses

not aligned

with the

Group’s strategy

and policies.

Those
consist of the assets and

liabilities that prior to the acquisition

were reported as part of the

Capital Release Unit (Credit
Suisse) and

certain assets

and liabilities

of the

Investment Bank

(Credit Suisse),

Wealth Management

(Credit Suisse),
Swiss Bank (Credit Suisse) and Asset Management (Credit

Suisse) divisions, as well as of the Corporate

Center (Credit
Suisse).

Also

included

are

the

remaining

assets

and

liabilities

of

UBS’s

Non-core

and

Legacy

Portfolio,

previously
reported in

Group Functions

(now renamed

to Group

Items), and

smaller amounts

of assets

and liabilities

of UBS’s
business divisions that have been assessed as not strategic

in light of the acquisition of the Credit Suisse Group.
–
Our Group functions are

support and control functions

that provide services to

the Group. Virtually

all costs incurred
by the support and control functions are allocated to

the business divisions, leaving a residual amount that we refer to as Group Items

in our segment reporting.

Group functions is made

up of the following

major areas: Group Services
(which

consists

of

the

Group

Operations

and

Technology

Office,

Corporate

Services,

Compliance,

Regulatory

&
Governance,

Finance,

Risk

Control,

Human

Resources,

Communications

&

Branding,

Legal,

the

Group

Integration
Office, Group Sustainability and Impact,

and Chief Strategy Office) and Group Treasury.
Financial information about

the five business divisions

and Group Items

is presented separately

in internal management
reports to the

Group Executive

Board (the GEB),

which is considered

the “chief

operating decision-maker”

pursuant to
IFRS 8, Operating Segments .
UBS’s

internal

accounting

policies,

which

include

management

accounting

policies

and

service

level

agreements,
determine

the

revenues

and

expenses

directly

attributable

to

each

reportable

segment.

Transactions

between

the
reportable segments are carried out at internally agreed rates and are reflected in the operating results of the reportable
segments.

Revenue-sharing

agreements

are

used

to

allocate

external

client

revenues

to

reportable

segments

where
several

reportable

segments

are

involved

in

the

value

creation

chain.

Total

intersegment

revenues

for

the

Group

are
immaterial, as the majority of the

revenues are allocated across the segments by

means of revenue-sharing agreements.
Interest

income

earned

from

managing

UBS’s

consolidated

equity

is

allocated

to

the

reportable

segments

based

on
average attributed equity and currency composition. Assets and liabilities of the reportable segments are funded

through
and invested with Group functions, and the net interest

margin is reflected in the results of each reportable segment.
Segment

assets

are

based

on

a

third-party

view

and

do

not

include

intercompany

balances.

This

view

is

in

line

with
internal

reporting

to

the

GEB.

If

one

operating

segment

is

involved

in

an

external

transaction

together

with

another
operating segment

or Group

function, additional

criteria are

considered to

determine the

segment that

will report

the
associated

assets.

This

will

include

a

consideration

of

which

segment’s

business

needs

are

being

addressed

by

the
transaction

and

which

segment

is

providing

the

funding

and

/

or

resources.

Allocation

of

liabilities

follows

the

same
principles.
Non-current assets

disclosed

for segment

reporting purposes

represent assets

that are

expected to

be recovered

more
than

12

months

after

the

reporting

date,

excluding

financial

instruments,

deferred

tax

assets

and

post-employment
benefits.

USD m
Global
Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
1
Group Items
1
Negative
goodwill
2
UBS
For the year ended 31 December 2023
Total revenues 21,190 8,436 2,639 8,661 741 (833) 40,834
Negative goodwill 27,748 27,748
Credit loss expense / (release) 147 501 0 190 193 6 1,037
Operating expenses 17,454 4,787 2,321 8,515 5,290 440 38,806
Operating profit / (loss) before tax 3,589 3,148 318 (44) (4,741) (1,279) 27,748 28,739
Tax expense / (benefit) 873
Net profit / (loss) 27,866
Additional information
Total assets 469,240 470,526 21,804 399,348 172,862 183,465 1,717,246
Additions to non-current assets 2,584 3,279 709 530 3,062 550 10,714 of which Credit Suisse
3
1,795 3,020 626 3 3,062 550 9,056

USD m
Global
Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
1
Group Items
1
UBS
For the year ended 31 December 2022
Total revenues 18,967 4,302 2,961
4
8,717 237 (622) 34,563
Credit loss expense / (release) 0 39 0 (12) 2 1 29
Operating expenses 13,989 2,452 1,564 6,832 104 (12) 24,930
Operating profit / (loss) before tax 4,977 1,812 1,397 1,897 131 (611) 9,604
Tax expense / (benefit) 1,942
Net profit / (loss) 7,661
Additional information
Total assets 388,530 235,226 17,348 391,320 13,367 58,574 1,104,364
Additions to non-current assets 42 13 1 34 0 1,970 2,060

USD m
Global
Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
1
Group Items 1 UBS
For the year ended 31 December 2021
Total revenues 19,419 4,263 2,617 9,454 60 (419) 35,393
Credit loss expense / (release) (29) (86) 1 (34) 0 0 (148)
Operating expenses 14,665 2,618 1,586 6,858 138 191 26,058
Operating profit / (loss) before tax 4,783 1,731 1,030 2,630 (79) (611) 9,484
Tax expense / (benefit) 1,998
Net profit / (loss) 7,486
Additional information
Total assets
5
395,235 225,370 25,639 346,431 25,153 99,354 1,117,182
Additions to non-current assets 56 16 1 30 0 1,989 2,091
1 As of or for the year ended 31 December 2023, Non-core and Legacy (previously reported within Group Functions) became a separate reportable segment and Group Functions has been renamed Group Items. Prior periods have been revised to reflect these changes.

2 Negative goodwill arising from the acquisition of the Credit Suisse Group is not allocated to the business divisions, as it relates to the Group. For further details, refer to Note 2.

3 Non-current assets acquired

with the Credit Suisse Group are

included in additions to non-current

assets. Refer to Note

2 for more information about

the acquisition of the Credit Suisse

Group.

4 Includes an USD 848
m gain in Asset

Management related to the

sale of UBS‘s shareholding

in Mitsubishi Corp.-UBS

Realty Inc.

5 During 2022, UBS

refined the methodology applied

to allocate balance sheet
resources from Group Items to the business divisions, with prospective effect. If the new methodology had been applied as of 31 December 2021, balance sheet assets allocated to business divisions would have been
USD 26 bn higher, of which USD 14 bn would have related to the Investment Bank.
Note 3b

Segment reporting by geographic location
The operating

regions shown

in the

table below

correspond to

the regional

management structure

of the

Group. The
geographic analysis of non-current assets is based on the

location of the entity in which the given assets are recorded.
The

allocation

of

total

revenues

by

geographical

region

for

the

Credit

Suisse

sub-group

is

not

available

on

the

same
allocation basis as

for the UBS

Group for 2023

and the

cost to develop

this information would

be excessive, therefore,
as

permitted

under

IFRS

8,

the

respective

information

is

not

disclosed.

UBS

AG

and

Credit

Suisse

AG

disclose

total
revenues by geographical region in their annual reports

according to their respective allocation methodologies.

›
Refer to “UBS AG consolidated financial information”

in the “Consolidated financial statements”

section of the UBS AG Annual
Report 2023 for more information on total revenues by geographical region for UBS AG
›
Refer to the Credit Suisse AG consolidated financial

statements, available under “Annual reports” at
credit-suisse.com/about-
us/en/investor-relations.html
, for more information on total revenues by geographical

region for Credit Suisse AG

Total non-current assets
31.12.23 31.12.22 31.12.21
USD bn
Share %

USD bn
Share %

USD bn
Share %

Americas
1
9.4 34 8.9 46 9.0 44
Asia Pacific 1.7 6 1.5 8 1.5 7
Europe, Middle East and Africa (excluding Switzerland) 3.3 12 2.9 15 2.9 14
Switzerland 13.3 48 6.3 32 7.1 35
Global 0.0 0 0.0 0 0.0 0
Total 27.7 100 19.7 100 20.5 100
1 Predominantly related to the USA.